Schedule of Stock Option Activity (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Offsetting Assets [Line Items]
Weighted Average Exercise Price, Outstanding, Exercisable	$ 49.99
Number of Options, Granted	0			0	0
Number of Options, Exercised	0
Eos SENOLYTIXS Inc [Member]
Offsetting Assets [Line Items]
Weighted Average Exercise Price, Outstanding, Exercisable	$ 0.01
Number of Vested	129,412	505,000		505,000
Weighted Average Remaining Contractual Term (Years), Vested and expected to vest	4 years	4 years
Share-Based Payment Arrangement, Option [Member] | Eos SENOLYTIXS Inc [Member]
Offsetting Assets [Line Items]
Number of Options, Outstanding, Balance	683,990	137,815		137,815
Weighted Average Exercise Price, Outstanding, Balance	$ 0.01	$ 0.01		$ 0.01
Aggregate Intrinsic Value, Balance
Number of Options, Forfeited or expired
Weighted Average Exercise Price, Forfeited or expired
Number of Options, Outstanding, Balance	848,694		137,815	683,990	137,815
Weighted Average Exercise Price, Outstanding, Balance	$ 0.72		$ 0.01	$ 0.01	$ 0.01
Weighted Average Remaining Contractual Term (Years), Outstanding	9 years 25 days		9 years 11 months 19 days	9 years 1 month 20 days
Aggregate Intrinsic Value, Balance
Number of Options, Exercisable	49,435			34,450
Weighted Average Exercise Price, Outstanding, Exercisable	$ 0.01			$ 0.01
Weighted Average Remaining Contractual Term (Years), Exercisable	8 years 8 months 26 days			8 years 11 months 19 days
Aggregate Intrinsic Value, Exercisable
Aggregate Intrinsic Value, Exercisable
Number of Options, Granted	164,704		137,815	546,175
Weighted Average Exercise Price, Granted	$ 3.65		$ 0.01	$ 0.01
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Vested	848,694			683,990
Vested and expected to vest, Exercisable	$ 0.72		$ 0.01	$ 0.01	$ 0.01
Weighted Average Remaining Contractual Term (Years), Vested and expected to vest	9 years 25 days			9 years 1 month 20 days
Aggregate Intrinsic Value, Vested and expected to vest
Equity Option [Member]
Offsetting Assets [Line Items]
Number of Options, Outstanding, Balance	33,858	34,046		34,046
Weighted Average Exercise Price, Outstanding, Balance	$ 17.67	$ 30.55		$ 30.55
Aggregate Intrinsic Value, Balance
Number of Options, Forfeited or expired	(1,569)			(188)
Weighted Average Exercise Price, Forfeited or expired	$ 48.53			$ 2,350.64
Number of Options, Outstanding, Balance	32,289		34,046	33,858	34,046
Weighted Average Exercise Price, Outstanding, Balance	$ 16.17		$ 30.55	$ 17.67	$ 30.55
Weighted Average Remaining Contractual Term (Years), Outstanding	5 years 6 months 14 days			5 years 8 months 19 days
Aggregate Intrinsic Value, Balance
Number of Options, Exercisable	30,136			30,961
Weighted Average Exercise Price, Outstanding, Exercisable	$ 17.04			$ 18.95
Weighted Average Remaining Contractual Term (Years), Exercisable	5 years 5 months 12 days			5 years 7 months 6 days
Aggregate Intrinsic Value, Exercisable
Aggregate Intrinsic Value, Exercisable